Assets pledged, collateral received and assets transferred - Disclosure of carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 295,188	£ 234,167
Cash collateral and settlements
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	73,495	78,996
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	71,018	64,772
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	117,325	63,969
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	9,847	8,220
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 23,503	£ 18,210